NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES (Schedule of Long-Term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Unamortized debt discount and issuance costs	$ (334)	$ (345)
Long-term debt due within one year	(338)	(748)
Long-term debt	19,253	$ 19,757
Maturities of Long-term Debt [Abstract]
2019	338
2020	1,832
2021	6,247
2022	1,509
2023	$ 480
Promissory notes and debentures | Final maturity 2018
Debt Instrument [Line Items]
Weighted average rate	0.00%	5.78%
Long-term debt, gross	$ 0	$ 339
Promissory notes and debentures | Final maturity 2019
Debt Instrument [Line Items]
Weighted average rate	9.80%	8.55%
Long-term debt, gross	$ 7	$ 2,122
Promissory notes and debentures | Final maturity 2020
Debt Instrument [Line Items]
Weighted average rate	4.46%	4.46%
Long-term debt, gross	$ 1,547	$ 1,547
Promissory notes and debentures | Final maturity 2021
Debt Instrument [Line Items]
Weighted average rate	4.71%	4.71%
Long-term debt, gross	$ 1,424	$ 1,424
Promissory notes and debentures | Final maturity 2022
Debt Instrument [Line Items]
Weighted average rate	3.50%	3.50%
Long-term debt, gross	$ 1,373	$ 1,373
Promissory notes and debentures | Final maturity 2023
Debt Instrument [Line Items]
Weighted average rate	7.64%	7.64%
Long-term debt, gross	$ 325	$ 325
Promissory notes and debentures | Final maturity 2024 and thereafter
Debt Instrument [Line Items]
Weighted average rate	5.73%	5.92%
Long-term debt, gross	$ 8,859	$ 6,857
Promissory notes and debentures | U.S. dollar loans, various rates and maturities
Debt Instrument [Line Items]
Weighted average rate	3.59%	2.44%
Long-term debt, gross	$ 4,533	$ 4,564
Promissory notes and debentures | Foreign currency loans, various rates and maturities
Debt Instrument [Line Items]
Weighted average rate	3.20%	2.98%
Long-term debt, gross	$ 708	$ 806
Medium-term notes, varying maturities through 2025
Debt Instrument [Line Items]
Weighted average rate	3.26%	3.20%
Long-term debt, gross	$ 778	$ 873
Tax-exempt bonds, varying maturities through 2038
Debt Instrument [Line Items]
Weighted average rate	0.00%	5.66%
Long-term debt, gross	$ 0	$ 343
Capital Lease Obligations
Debt Instrument [Line Items]
Capital lease obligations	$ 371	$ 277